Marketable securitiesMarketable securities (Schedule of fair value and amortized cost of the available-for-sale securities by contractual maturity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	$ 117,395
Unrealized gain	310
Unrealized loss	0	$ (265)
Fair Value	117,705	$ 410,956
Due within one year
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	117,395
Unrealized gain	310
Unrealized loss	0
Fair Value	117,705
Due after one year through two years
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	0
Unrealized gain	0
Unrealized loss	0
Fair Value	$ 0